ACQUISITIONS AND OTHER ARRANGEMENTS - Schedule of Total Consideration for Cheetah Medical, Inc. (Details) - Cheetah Medical, Inc. $ in Millions	Oct. 25, 2019 USD ($)
Acquisitions And Collaborations [Line Items]
Cash consideration transferred	$ 190
Contingent consideration	18
Total consideration transferred	$ 208